Investment Objectives and Goals - Invesco Diversified Dividend Opportunities ETF	Mar. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Diversified Dividend Opportunities ETF (the “Fund”) seeks long-term growth of capital and, secondarily, current income.